Investment Objectives and Goals	Oct. 17, 2025
Defiance Daily Target 2X Long ET ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG ET ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Energy Transfer LP (NYSE: ET). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long FIG ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG FIG ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Figma, Inc. (NYSE: FIG). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long IREN ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG IREN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of IREN Limited (NASDAQ: IREN). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long MP ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG MP ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of MP Materials Corp. (NYSE: MP). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long QS ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG QS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of QuantumScape Corporation (NYSE: QS). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.